SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated events from June 30, 2023 through the date the financial statements were issued. and did not, other than what is disclosed in the below, identify any further subsequent events requiring disclosure.

Stockholder’s Equity

Conversion of Notes into Common Stock

On July 24, 2023, 500,000 shares of Common Stock were sold in a private placement for the amount of $100,000, or $0.20/share. These funds should allow the company to start its Phase 2 clinical trial. The trial is intended to start during the month of August 2023 and last for approximately 2 months.

Stock options forfeited under the 2021 Stock Plan:

On August 1, 2023, 45,000 options for a total value of $6,750 were forfeited through expiration and return to the stock plan.

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated events from December 31, 2022 through the date the financial statements were issued. The events requiring disclosure for this period are as follows:

Common stock

Reset of 2021 Stock Plan

In accordance with the stipulations of the 2021 Stock Plan, the Plan was reset at January 1, 2023. The Company has after the reset 19,892,071 option- or stock awards available for grant under the 2021 Plan.

Shares issued in private placement

On January 4, 2023 the Company issued 93,750 shares of Common Stock against $30,000, or $0.32/share, shown as stock subscription in the December 31, 2022 stockholders’ equity statement.

On February 10, 2023 the Company issued 156,250 shares of Common Stock against $50,000, or $0.32/share

Management sees no further subsequent events requiring disclosure.